intangible assets and goodwill - Business acquisitions (Details) CAD in Millions		12 Months Ended
	Aug. 31, 2017 CAD	Dec. 31, 2017 CAD	May 15, 2017 CAD	Apr. 01, 2017 CAD item	Jan. 01, 2017 CAD	Dec. 31, 2016 CAD
Non-current liabilities
Goodwill		CAD 4,217			CAD 3,800	CAD 3,787
Acquisition effected by way of:
Change in contingent consideration receivable		CAD 26
Customer contracts, customer relationships, and leasehold interests | Minimum
Acquisition effected by way of:
Useful life of intangible assets		P8Y
Customer contracts, customer relationships, and leasehold interests | Maximum
Acquisition effected by way of:
Useful life of intangible assets		P10Y
Software
Acquisition effected by way of:
Useful life of intangible assets		P10Y
Combined acquisitions
Current assets
Cash		CAD 4
Accounts receivable		32
Other		12
Total current assets		48
Non-current assets
Total non current assets		277
Total identifiable assets acquired		325
Current liabilities
Accounts payable and accrued liabilities		21
Advance billings and customer deposits		7
Provisions		7
Total current liabilities		35
Non-current liabilities
Provisions		9
Other long-term liabilities		1
Deferred income taxes		23
Total non-current liabilities		33
Total liabilities assumed		68
Net identifiable assets acquired		257
Goodwill		433
Net assets acquired		690
Acquisition effected by way of:
Cash consideration		545
Accrued receivable		(40)
Accounts payable and accrued liabilities		2
Provisions		60
Issuance of TELUS Corporation Common Shares		100
Pre-existing relationship effectively settled		23
Total consideration transferred		690
Combined acquisitions | Customer contracts, customer relationships, and leasehold interests
Non-current assets
Intangible assets subject to amortization		134
Combined acquisitions | Software
Non-current assets
Intangible assets subject to amortization		CAD 101
Manitoba Telecom Services Inc. postpaid wireless
Business acquisition
Number of retail location rights acquired | item				15
Current assets
Accounts receivable				CAD 9
Other				7
Total current assets				16
Non-current assets
Total non current assets				77
Total identifiable assets acquired				93
Current liabilities
Accounts payable and accrued liabilities				1
Advance billings and customer deposits				2
Provisions				7
Total current liabilities				10
Non-current liabilities
Provisions				6
Deferred income taxes				18
Total non-current liabilities				24
Total liabilities assumed				34
Net identifiable assets acquired				59
Goodwill				207
Net assets acquired				266
Acquisition effected by way of:
Cash consideration				306
Accrued receivable				(40)
Total consideration transferred				266
Manitoba Telecom Services Inc. postpaid wireless | Customer contracts, customer relationships, and leasehold interests
Non-current assets
Intangible assets subject to amortization				54
Kroll Computer Systems Inc.
Business acquisition
Ownership interest in businesses acquired (as a percentage)			100.00%
Current assets
Cash			CAD 1
Accounts receivable			3
Total current assets			4
Non-current assets
Total non current assets			128
Total identifiable assets acquired			132
Current liabilities
Accounts payable and accrued liabilities			1
Advance billings and customer deposits			4
Total current liabilities			5
Non-current liabilities
Provisions			3
Total non-current liabilities			3
Total liabilities assumed			8
Net identifiable assets acquired			124
Goodwill			126
Net assets acquired			250
Acquisition effected by way of:
Cash consideration			150
Issuance of TELUS Corporation Common Shares			100
Total consideration transferred			250
Kroll Computer Systems Inc. | Customer contracts, customer relationships, and leasehold interests
Non-current assets
Intangible assets subject to amortization			26
Kroll Computer Systems Inc. | Software
Non-current assets
Intangible assets subject to amortization			101
Voxpro Limited
Business acquisition
Ownership interest in businesses acquired (as a percentage)	55.00%
Percentage of shares remaining that were included in the written put option provided to the non-controlling shareholders	45.00%
Current assets
Cash	CAD 3
Accounts receivable	20
Other	4
Total current assets	27
Non-current assets
Total non current assets	54
Total identifiable assets acquired	81
Current liabilities
Accounts payable and accrued liabilities	19
Total current liabilities	19
Non-current liabilities
Other long-term liabilities	1
Deferred income taxes	5
Total non-current liabilities	6
Total liabilities assumed	25
Net identifiable assets acquired	56
Goodwill	85
Net assets acquired	141
Acquisition effected by way of:
Cash consideration	58
Provisions	60
Pre-existing relationship effectively settled	23
Total consideration transferred	141
Gain (loss) recognized on settlement of pre-existing relationship	0
Voxpro Limited | Customer contracts, customer relationships, and leasehold interests
Non-current assets
Intangible assets subject to amortization	38
Individually immaterial transactions
Business acquisition
Ownership interest in businesses acquired (as a percentage)		100.00%				100.00%
Current assets
Other		CAD 1
Total current assets		1
Non-current assets
Total non current assets		18
Total identifiable assets acquired		19
Current liabilities
Advance billings and customer deposits		1
Total current liabilities		1
Non-current liabilities
Total liabilities assumed		1
Net identifiable assets acquired		18
Goodwill		15
Net assets acquired		33
Acquisition effected by way of:
Cash consideration		31
Accounts payable and accrued liabilities		2
Total consideration transferred		33
Individually immaterial transactions | Customer contracts, customer relationships, and leasehold interests
Non-current assets
Intangible assets subject to amortization		16
Network assets | Combined acquisitions
Non-current assets
Property, plant and equipment		25
Network assets | Manitoba Telecom Services Inc. postpaid wireless
Non-current assets
Property, plant and equipment				CAD 23
Network assets | Individually immaterial transactions
Non-current assets
Property, plant and equipment		2
Buildings and leasehold improvements | Combined acquisitions
Non-current assets
Property, plant and equipment		8
Buildings and leasehold improvements | Voxpro Limited
Non-current assets
Property, plant and equipment	8
Other | Combined acquisitions
Non-current assets
Property, plant and equipment		CAD 9
Other | Kroll Computer Systems Inc.
Non-current assets
Property, plant and equipment			CAD 1
Other | Voxpro Limited
Non-current assets
Property, plant and equipment	CAD 8